Earnings per unit and cash distributions (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Calculations of basic and diluted earnings per unit

	Year ended December 31,
(in US $ millions, except per unit data)	2017	2016	2015
Net income attributable to:
Common unitholders	$141.2	$240.7	$184.1
Subordinated unitholders	—	37.8	40.5
Seadrill member interest	—	2.5	32.6
Net income attributable to Seadrill Partners LLC owners	$141.2	$281.0	$257.2

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	75,278	75,278	75,278
Subordinated unitholders	16,543	16,543	16,543

Earnings per unit (basic and diluted):
Common unitholders	$1.88	$3.20	$2.45
Subordinated unitholders	$—	$2.28	$2.45

Cash distributions declared and paid in the period per unit (1) (2)	$0.4000	$0.7000	$1.7025

Subsequent event: Cash distributions declared and paid relating to the period per unit (2) (3):	$0.1000	$0.1000	$0.2500

(1) Refers to the cash distributions declared and paid during the year.
(2) Distributions were declared and paid only with respect to the common units in 2017.
(3) Refers to the cash distribution relating to the period, declared and paid subsequent to the year-end.

Distributions paid to Incentive Distribution Rights Holders
The following distributions were paid to the incentive distribution rights holders for the years ending December 31, 2017, 2016 and 2015.

	Year ended December 31,
(in US $ millions)	2017	2016	2015
Distributions paid to incentive distribution rights holders	—	—	9.5